Loans to customers	12 Months Ended
Dec. 31, 2022
Loans To Customers
Loans to customers

14. Loans to customers

	2022	2021
Lending to individuals	1,976,499	1,392,350
Loan ECL allowance	(300,223)	(197,536)
Total receivables	1,676,276	1,194,814
Fair value adjustment - portfolio hedge (note 18)	(2,836)	-
Total	1,673,440	1,194,814

On June 30, 2022, as a result of the growth in the lending portfolio and its historical data, the Company reviewed the reasonable expectation of recovery for those receivables and concluded that partial write-off of the lending portfolio in arrears for 120 days was more appropriate compared to the previous estimate of 360 days, which took into account our experience with credit card receivables, as described in the note 5.

a) Breakdown by maturity

The following table shows loans to customers by maturity on December 31, 2022, and 2021, considering each installment individually.

	2022		2021
	Amount	%	Amount	%
Installments not overdue due in:
Less than 1 year	1,697,288	85.9%	1,155,760	83.5%
Between 1 and 5 years	198,533	10.0%	189,051	13.1%
Total not overdue installments	1,895,821	95.9%	1,344,811	96.6%

Installments overdue by:
<= 30 days	30,509	1.5%	13,423	1.0%
30 < 60 days	18,191	1.0%	8,948	0.6%
60 < 90 days	13,315	0.7%	5,757	0.4%
> 90 days	18,663	0.9%	19,411	1.4%
Total overdue installments	80,678	4.1%	47,539	3.4%
Total	1,976,499	100.0%	1,392,350	100.0%

b) Credit loss allowance - by stages

The tables below show the credit loss allowance by stages as of December 30, 2022, and 2021.

	2022
	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio
Stage 1	1,521,040	77.0%	76,454	25.5%	5.0%

Stage 2	351,166	17.8%	148,233	49.3%	42.2%
Absolute Trigger (Days Late)	87,841	25.0%	75,612	51.0%	86.1%
Relative Trigger (PD deterioration)	263,325	75.0%	72,621	49.0%	27.6%

Stage 3 (i)	104,293	5.2%	75,536	25.2%	72.4%
Total	1,976,499	100.0%	300,223	100.0%	15.2%

(i) The table above presents the loans to customers considering the change in estimate of recovery and the partial write-off of receivables in arrears for more than 120 days.

	2021
	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio
Stage 1	1,129,522	81.1%	68,926	34.9%	6.1%

Stage 2	200,040	14.4%	72,935	36.9%	36.5%
Absolute Trigger (Days Late)	39,510	19.8%	31,615	43.3%	80.0%
Relative Trigger (PD deterioration)	160,530	80.2%	41,320	56.7%	25.7%

Stage 3	62,788	4.5%	55,675	28.2%	88.7%
Total	1,392,350	100.0%	197,536	100.0%	14.2%

c) Credit loss allowance - by credit quality vs stages

	2022
	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio
Strong (PD < 5%)	832,448	42.1%	9,344	3.1%	1.1%
Stage 1	819,605	98.5%	9,093	97.3%	1.1%
Stage 2	12,843	1.5%	251	2.7%	2.0%

Satisfactory (5% <= PD <= 20%)	642,099	32.5%	40,852	13.6%	6.4%
Stage 1	583,925	90.9%	36,228	88.7%	6.2%
Stage 2	58,174	9.1%	4,624	11.3%	7.9%

Higher Risk (PD > 20%)	501,952	25.4%	250,027	83.3%	49.8%
Stage 1	117,510	23.4%	31,133	10.4%	26.5%
Stage 2	280,149	55.8%	143,358	47.8%	51.2%
Stage 3	104,293	20.8%	75,536	25.2%	72.4%
Total	1,976,499	100.0%	300,223	100.0%	15.2%

	2021
	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio
Strong (PD < 5%)	424,161	30.5%	4,196	2.1%	1.0%
Stage 1	409,899	96.6%	4,002	95.4%	1.0%
Stage 2	14,262	3.4%	194	4.6%	1.4%

Satisfactory (5% <= PD <= 20%)	700,164	50.3%	47,779	24.2%	6.8%
Stage 1	656,647	93.8%	44,797	93.8%	6.8%
Stage 2	43,517	6.2%	2,982	6.2%	6.9%

Higher Risk (PD > 20%)	268,025	19.2%	145,561	73.7%	54.3%
Stage 1	62,976	23.5%	20,127	13.8%	32.0%
Stage 2	142,261	53.1%	69,759	47.9%	49.0%
Stage 3	62,788	23.4%	55,675	38.3%	88.7%
Total	1,392,350	100.0%	197,536	100.0%	14.2%

Most of the credit quality of this portfolio is classified as satisfactory, followed by strong and higher risk loans. Receivables with satisfactory and strong risk have a high distribution of stage 1. In 2022, the gross carrying amount increased by 41.9% in comparison to December 31, 2021.

Credit quality classification is grouped in three categories based on the probability of default (PD) at the reporting date, as shown in the table below:

	Stage 1 and 2		Stage3
Default grade	Probability of default	Credit quality description	Probability of default	Credit quality description
1	<1%	Strong
2	1.0% to 5.0%	Strong
3	5.0% to 20.0%	Satisfactory
4	20.0% to 35.0%	Higher Risk
5	>35%	Higher Risk	100%	Higher Risk

d) Credit loss allowance - changes

The following tables show reconciliations from the opening to the closing balance of the provision for credit losses by the stages of the financial instruments.

	2022
	Stage 1	Stage 2	Stage 3	Total

Credit loss allowance at beginning of year	68,926	72,935	55,675	197,536
Transfers from Stage 1 to Stage 2	(6,642)	6,642	-	-
Transfers from Stage 2 to Stage 1	5,946	(5,946)	-	-
Transfers to Stage 3	(18,294)	(60,238)	78,532	-
Transfers from Stage 3	647	619	(1,266)	-
Write-offs	-	-	(408,605)	(408,605)
Net increase of loss allowance (note 7)	21,986	131,510	348,347	501,843
New originations (a)	217,837	45,537	9,176	272,550
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	(212,730)	82,776	337,509	207,555
Changes to models used in calculation (b)	16,879	3,197	1,662	21,738
Effect of changes in exchange rates (OCI)	3,885	2,711	2,853	9,449
Credit loss allowance at end of the year	76,454	148,233	75,536	300,223

The table above presents the loss allowance considering the change in estimate of recovery and the partial write-off of receivables in arrears for more than 120 days. Due to the change in estimate implemented on June 30, 2022, there was an additional write-off of US$139,436 recognized on that date. The total impact of the change in estimate, through December 31, 2022, was to increase write-offs by US$ 278,560.

	2021
	Stage 1	Stage 2	Stage 3	Total

Credit loss allowance at beginning of year	10,532	7,136	8,542	26,210
Transfers from Stage 1 to Stage 2	(780)	780	-	-
Transfers from Stage 2 to Stage 1	685	(685)	-	-
Transfers to Stage 3	(1,212)	(904)	2,116	-
Transfers from Stage 3	16	142	(158)	-
Write-offs	-	-	(13,223)	(13,223)
Net increase of loss allowance (note 7)	62,363	69,152	60,563	192,078
New originations (a)	159,299	28,281	6,237	193,817
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	(93,269)	35,759	54,297	(3,213)
Changes to models used in calculation (b)	(3,667)	5,112	29	1,474
Effect of changes in exchange rates (OCI)	(2,678)	(2,686)	(2,165)	(7,529)
Credit loss allowance at end of the year	68,926	72,935	55,675	197,536

	2020
	Stage 1	Stage 2	Stage 3	Total

Credit loss allowance at beginning of year	1,300	2,072	1,618	4,990
Transfers from Stage 1 to Stage 2	(54)	54	-	-
Transfers from Stage 2 to Stage 1	346	(346)	-	-
Transfers to Stage 3	(164)	(176)	340	-
Transfers from Stage 3	-	6	(6)	-
Write-offs	-	-	(4,525)	(4,525)
Net increase of loss allowance (note 7)	9,462	6,030	11,528	27,020
New originations (a)	19,354	2,600	716	22,670
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	(11,118)	3,038	10,609	2,529
Changes to models used in calculation (b)	1,226	392	203	1,821
Effect of changes in exchange rates (OCI)	(358)	(504)	(413)	(1,275)
Credit loss allowance at end of the year	10,532	7,136	8,542	26,210
(a)	Considers all accounts originated from the beginning to the end of the period. ECL effects presented in the table were calculated as if risk parameters at the beginning of the period were applied.
(b)	Relates to methodology changes that occurred during the period, according to the Group's processes of model monitoring.

The following tables present changes in the gross carrying amount of the lending portfolio to demonstrate the effects of the changes in the loss allowance for the same portfolio as discussed above. “Net change of gross carrying amount” includes acquisitions, payments, and interest accruals.

	2022
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of year	1,129,522	200,040	62,788	1,392,350
Transfers from Stage 1 to Stage 2	(63,015)	63,015	-	-
Transfers from Stage 2 to Stage 1	31,475	(31,475)	-	-
Transfers to Stage 3	(149,355)	(112,901)	262,256	-
Transfers from Stage 3	735	701	(1,436)	-
Write-offs	-	-	(408,605)	(408,605)
Net increase of gross carrying amount	515,802	223,713	186,632	926,147
Effect of changes in exchange rates (OCI)	55,876	8,073	2,658	66,607
Gross carrying amount at end of the year	1,521,040	351,166	104,293	1,976,499

The table above presents the gross exposure considering the change in estimate of recovery and the partial write-off of receivables in arrears for more than 120 days. Due to the estimate change implemented on June 30, 2022, there was an additional write-off of stage 3 gross amounts of US$139,436 recognized on that date. The total impact of the change in estimate, through December 31, 2022, was to increase write-offs by US$ 278,560.

	2021
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of year	168,744	22,634	9,526	200,904
Transfers from Stage 1 to Stage 2	(8,535)	8,535	-	-
Transfers from Stage 2 to Stage 1	3,279	(3,279)	-	-
Transfers to Stage 3	(11,069)	(3,324)	14,393	-
Transfers from Stage 3	18	160	(178)	-
Write-offs	-	-	(14,676)	(14,676)
Net increase of gross carrying amount	1,020,838	182,800	56,160	1,259,798
Effect of changes in exchange rates (OCI)	(43,753)	(7,486)	(2,437)	(53,676)
Gross carrying amount at end of the year	1,129,522	200,040	62,788	1,392,350

	2020
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of year	44,513	16,335	2,166	63,014
Transfers from Stage 1 to Stage 2	(1,951)	1,951	-	-
Transfers from Stage 2 to Stage 1	2,621	(2,621)	-	-
Transfers to Stage 3	(2,997)	(1,314)	4,311	-
Transfers from Stage 3	-	8	(8)	-
Write-offs	-	-	(4,525)	(4,525)
Net increase of gross carrying amount	137,483	12,013	8,123	157,619
Effect of changes in exchange rates (OCI)	(10,925)	(3,738)	(541)	(15,204)
Gross carrying amount at end of the year	168,744	22,634	9,526	200,904